GMO High Yield Fund Expense Example - GMO High Yield Fund	Feb. 28, 2025 USD ($)
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	682
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	783
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	$ 2,232